Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Exploration And Evaluation Assets [Abstract]
Summary of Exploration and Valuation Assets

Total

As at December 31, 2015	1,575
Additions	67
Transfers to PP&E (Note 18)	(49)
Exploration Expense (Note 10)	(2)
Change in Decommissioning Liabilities	(6)
As at December 31, 2016	1,585
Additions	147
Acquisition (Note 5) (1)	3,608
Transfers to Assets Held for Sale (Note 11)	(316)
Transfers to PP&E (Note 18)	(6)
Exploration Expense (Notes 10 and 11)	(890)
Change in Decommissioning Liabilities	5
Exchange Rate Movements and Other	19
Divestitures (1)	(479)
As at December 31, 2017	3,673
(1)	In connection with the Acquisition, Cenovus was deemed to have disposed of its pre-existing interest in FCCL and re-acquired it at fair value as required by IFRS 3.